MTB Income Fund
MTB INCOME FUND SUMMARY
Investment Goal
The Fund seeks to provide current income
and secondarily, capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares and Class I Shares.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees - MTB Income Fund (USD $)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MTB Income Fund		Class A	Class I
Management Fee		0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses		0.43%	0.43%
Total Annual Fund Operating Expenses		1.28%	1.03%
Fee Waivers and/or Expense Reimbursements	[1]	0.27%	0.37%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.01%	0.66%
[1]	The Fund's advisor, distributor and shareholder services provider have agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses paid by the Fund's Class A Shares and Class I Shares will not exceed 1.01% and 0.66%, respectively. This waiver may be amended or withdrawn after August 31, 2012, or with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares and Class I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Expense Example - MTB Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	548	811	1,094	1,900
Class I	67	291	532	1,225

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. The Fund's Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund's total assets in lower-rated debt securities ("junk bonds"). The Fund seeks to maintain a dollar-weighted average maturity of four to ten years. However, the dollar-weighted average maturity of the Fund's investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security's credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

Principal Risks of Investing in the Fund

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

•

Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Prices of fixed income securities generally fall when interest rates rise and vice versa.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk.Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk.When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•

Non-Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•	Active Trading Risk.The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table immediately following show the variability of the Fund's returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year, with respect to its Class A Shares, and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of broad measures of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The table shows returns for the Fund's primary broad-based market index, the Barclays Capital U.S. Aggregate Bond Index ("BCAB") and the Fund's secondary index, the Lipper Corporate A-Rated Debt Funds Average which shows how the Fund's performance compares with the returns of an index of funds with similar investment goals. Updated performance information is available at www.mtbfunds.com.

Annual Total Returns – Class A Shares Performance Over 10 Years

Best Quarter 4.99% 9/30/2009
Worst Quarter (2.83)% 6/30/2004
The Fund's Class A Shares total return for the six-month period from January 1, 2011 to June 30, 2011 was 2.86%.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - MTB Income Fund	1 Year	5 Years	10 Years
Class A	2.67%	4.08%	4.43%
Class A Return After Taxes on Distributions	0.79%	2.41%	2.72%
Class A Return After Taxes on Distributions and Sale of Fund Shares	1.72%	2.49%	2.77%
Class I	7.86%	5.27%	5.11%
BCAB (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%
Lipper Corporate A-Rated Debt Funds Average (reflects no deduction for taxes)	7.51%	4.78%	5.24%

After-tax performance is presented only for Class A Shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.